Provisions - Narrative (Details) - GBP (£) £ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Restructuring provision		£ 170	£ 135
Regulatory and legal provisions £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Change in the year		968
Provisions		2,276	1,600
Motor Commission Review
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Change in the year	£ 800
Provisions		1,950
Dilapidations, rent reviews and other property related matters
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Provisions		119	154
Indemnities and other matters relating to legacy business disposals
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Provisions		£ 41	£ 35